Operating Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating Expenses
Note 17: Operating Expenses
The research and development expenses are broken down as follows:

	December 31,
Research and d evelopment expenses	2017	2018	2019
	(Amounts in thousands of Euros)
Personnel expenses	37,112	37,912	41,565
Sub-contracting, c ollaboration, and c onsultants	54,397	52,927	47,750
Small equipment and other supplies	4,110	4,771	2,814
Rental (1)	2,018	2,703	1,170
Conferences and travel expenses	2,807	2,591	1,676
Depreciation and amortization	2,424	2,492	4,853
Others	2,364	3,776	1,669

Total r esearch and d evelopment expenses	105,232	107,171	101,497

(1)
As of December 31, 2019, rentals are composed of rents related to leases ending within less than 12 months and to leases of low value assets, excluded from the scope of application of IFRS 16 standard, and of rental expenses.

By nature, the breakdown of sales and marketing expenses is as follows:

	December 31,
Sales and marketing expenses	2017	2018	2019
	(Amounts in thousands of Euros)
Personnel expenses	6,976	12,553	12,504
Fees	2,480	5,148	4,194
Marketing, tradeshows and travel expenses	5,984	14,021	1,340
Depreciation and amortization	—	44	736
Others	384	402	168

Total s ales and m arketing expenses	15,824	32,169	18,941

The general and administrative expenses are broken down as follows:

	December 31,
General and administrative expenses	2017	2018	2019
	(Amounts in thousands of Euros)
Personnel expenses	19,742	19,101	25,751
Fees	10,347	12,718	10,883
Rental 1	584	911	43
Insurance policies	1,367	1,930	2,720
Corporate communication and travel expenses	1,599	1,576	972
Depreciation and amortization	422	1,720	516
Others	1,776	3,442	3,515

Total general and administrative expenses	35,837	41,399	44,401

(1)
As of December 31, 2019, rentals are composed of rents related to leases ending within less than 12 months and to leases of low value assets, excluded from the scope of application of IFRS 16 standard, and of rental expenses.

Personnel Expenses
The Company had 319
average
employees at December 31, 2019, in comparison with 268 employees at December 31, 2018 and 242 employees at December 31, 2017.
The personnel expenses are broken down as follows:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Wages and salaries	22,451	31,684	48,261
Social security contributions	7,157	8,858	13,097
Expenses for pension commitments	1,583	2,095	2,383
Employer contribution to bonus shares	1,857	1,026	1,155
Share-based payments	30,781	25,904	14,923

Total	63,830	69,567	79,820

The increase in personnel charges is mainly due to the increase in the Company’s headcount. This increase was partially offset by the decrease of the share-based payments expense.